Financial instruments (Details 9) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($) Number	Dec. 31, 2023 BRL (R$) Number	Dec. 31, 2023 MXN ($) Number
IfrsStatementLineItems [Line Items]
Total nominal value	$ 1,334		$ 8,554
Gross nominal value | R$		R$ 2,444
Hedge Discontinued In May 2016 [Member]
IfrsStatementLineItems [Line Items]
Total nominal value	$ 9		$ 41
Conversion rate	13.4541	13.4541	13.4541
Closing rate	17.9915	17.9915	17.9915
Gross nominal value | R$		R$ 12
Hedge Discontinued In December 2019 [Member]
IfrsStatementLineItems [Line Items]
Total nominal value	$ 460		$ 2,735
Conversion rate	13.6667	13.6667	13.6667
Closing rate	19.6113	19.6113	19.6113
Gross nominal value | R$		R$ 781
Hedge Discontinued In December 2019 One [Member]
IfrsStatementLineItems [Line Items]
Total nominal value	$ 17		$ 100
Conversion rate	13.4541	13.4541	13.4541
Closing rate	19.3247	19.3247	19.3247
Gross nominal value | R$		R$ 29
Hedge Discontinued In October 2021 [Member]
IfrsStatementLineItems [Line Items]
Total nominal value	$ 848		$ 5,679
Conversion rate	13.6621	13.6621	13.6621
Closing rate	20.3587	20.3587	20.3587
Gross nominal value | R$		R$ 1,622